Equity Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
2004 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Movements in Stock Options
	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		$		$
Outstanding at January 1, 2010	45,582,700	0.080	3.63	147,478
Granted	—	—	—	—
Exercised	(450,000)	0.045	—	—
Cancelled or Expired	(548,000)	0.113	—	—
Outstanding at December 31, 2010	44,584,700	0.080	2.63	226,985
Granted	—	—	—	—
Exercised	(150,000)	0.025	—	—
Cancelled or Expired	(688,000)	0.096	—	—
Outstanding at December 31, 2011	43,746,700	0.079	1.62	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(9,077,328)	0.025	—	—
Outstanding at December 31, 2012	34,669,372	0.094	0.89	—
Vested and expected to vest at December 31, 2012	34,669,372	0.094	0.89	—
Vested and exercisable at December 31, 2012	34,669,372	0.094	0.89	—

2010 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Movements in Stock Options
	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		$		$
Outstanding at January 1, 2010	—	—	—	—
Granted	516,750,000	0.0568	—	—
Exercised	—	—	—	—
Cancelled or Expired	—	—	—	—
Outstanding at December 31, 2010	516,750,000	0.0568	6.46	—
Granted	393,143,000	0.0281	—	—
Exercised	—	—	—	—
Cancelled or Expired	(507,067,000)	0.0517	—	—
Outstanding at December 31, 2011	402,826,000	0.0352	5.47	—
Granted	28,500,000	0.0116	—	—
Exercised	—	—	—	—
Forfeited	(126,070,000)	0.0367	—	—
Outstanding at December 31, 2012	305,256,000	0.0324	4.57	—
Vested and expected to vest at December 31, 2012	278,013,600	0.0314	4.61	—
Vested and exercisable at December 31, 2012	76,314,000	0.0324	4.57	—

Schedule of Estimated Fair Values of Stock Options
	Options Granted in 2010	Options Granted in 2011	Options Granted in 2012
Fair value of ordinary shares ($)	0.0800	0.0186~0.0367	0.0116
Exercise price ($)	0.0568	0.0188~0.0392	0.0116
Expected volatility (%)	60%~65%	75%~82%	100%
Expected dividend yield (%)	0%	0%	0%
Expected term (years)	4~5	3.5~5	3.5
Risk-free interest rate (per annum) (%)	1.9407%~2.6565%	1.2680%~1.9933%	1.2425%